INCOME TAXES (Details 4) - USD ($) $ in Thousands	May. 14, 2004	Dec. 31, 2014
INCOME TAXES
Difference between assets for financial accounting and tax purposes from a significant balance of acquired goodwill	$ 687,400
Difference between assets for financial accounting and tax purposes from pre-existing goodwill prior to the conversion	$ 97,600
Goodwill amortization period for tax purposes	15 years
Difference in annual pretax income between tax purposes and financial accounting purposes due to amortization of goodwill for tax purposes	$ 52,300
Estimated blended domestic effective tax rate (as a percent)	36.30%
Difference in tax payments between tax purposes and annual provision for financial accounting purposes at an estimated blended domestic effective tax rate (as a percent)	$ 19,000
Expected aggregate cash savings over the remaining life of the portion of deferred tax asset related to the conversion	82,300
Unrecognized Tax Benefits	$ 700	$ 729